Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2019

VIPIFFINC-QTLY-1119
1.822890.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	30,813	$1,036,225
VIP Equity-Income Portfolio Investor Class (a)	48,482	1,085,512
VIP Growth & Income Portfolio Investor Class (a)	61,377	1,238,582
VIP Growth Portfolio Investor Class (a)	14,992	1,059,947
VIP Mid Cap Portfolio Investor Class (a)	9,851	301,830
VIP Value Portfolio Investor Class (a)	54,545	796,895
VIP Value Strategies Portfolio Investor Class (a)	32,033	390,160
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,112,971)		5,909,151

International Equity Funds - 11.9%
VIP Emerging Markets Portfolio Investor Class (a)	416,080	4,818,203
VIP Overseas Portfolio Investor Class (a)	234,910	5,048,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,826,371)		9,866,422

Bond Funds - 57.5%
Fidelity Inflation-Protected Bond Index Fund (a)	975,153	9,936,811
Fidelity Long-Term Treasury Bond Index Fund (a)	142,554	2,119,783
VIP High Income Portfolio Investor Class (a)	301,018	1,655,599
VIP Investment Grade Bond Portfolio Investor Class (a)	2,543,007	33,923,713
TOTAL BOND FUNDS
(Cost $45,125,426)		47,635,906

Short-Term Funds - 23.5%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $19,484,481)	19,484,481	19,484,481
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $76,549,249)		82,895,960
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$82,895,966

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,286,291	$1,389,330	$1,436,848	$30,661	$21,543	$676,495	$9,936,811
Fidelity Long-Term Treasury Bond Index Fund	4,098,628	797,908	3,563,636	84,479	435,164	351,719	2,119,783
VIP Contrafund Portfolio Investor Class	1,333,876	334,976	723,318	160,898	54,456	36,235	1,036,225
VIP Emerging Markets Portfolio Investor Class	3,132,987	1,942,303	810,118	--	13,481	539,550	4,818,203
VIP Equity-Income Portfolio Investor Class	1,399,645	266,132	723,172	96,951	(2,745)	145,652	1,085,512
VIP Government Money Market Portfolio Investor Class 1.77%	18,049,119	3,478,113	2,042,751	300,109	--	--	19,484,481
VIP Growth & Income Portfolio Investor Class	1,595,493	415,033	855,627	172,894	73,091	10,592	1,238,582
VIP Growth Portfolio Investor Class	1,363,415	275,384	755,880	91,066	166,325	10,703	1,059,947
VIP High Income Portfolio Investor Class	1,471,917	261,154	239,923	12,969	(11,394)	173,845	1,655,599
VIP Investment Grade Bond Portfolio Investor Class	27,089,462	7,410,884	2,897,027	119,294	10,909	2,309,485	33,923,713
VIP Mid Cap Portfolio Investor Class	387,877	107,540	206,065	43,692	(8,291)	20,769	301,830
VIP Overseas Portfolio Investor Class	4,009,769	1,350,809	837,954	152,281	12,783	512,812	5,048,219
VIP Value Portfolio Investor Class	1,027,990	210,730	560,772	68,122	24,456	94,491	796,895
VIP Value Strategies Portfolio Investor Class	501,654	119,448	284,870	50,623	(8,919)	62,847	390,160
Total	$74,748,123	$18,359,744	$15,937,961	$1,384,039	$780,859	$4,945,195	$82,895,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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